Business Segment and Geographical Information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Assets	$ 3,435,606	$ 2,907,512
Ireland
Segment Reporting Information [Line Items]
Assets	1,675,980	1,323,181
Rest of Europe
Segment Reporting Information [Line Items]
Assets	671,218	660,797
U.S.
Segment Reporting Information [Line Items]
Assets	909,202	755,271
Other
Segment Reporting Information [Line Items]
Assets	$ 179,206	$ 168,263